UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.03%
	Business Services - 19.56%
1,643,397	ACI Worldwide, Inc.(a)	$106,820,805
1,181,299	ANSYS, Inc.(a)	103,009,273
823,068	Concur Technologies, Inc.(a)	84,924,156
181,200	EnerNOC, Inc.(a)	3,118,452
2,352,986	MedAssets, Inc.(a)	46,659,712
4,336,653	NIC, Inc.(b)	107,852,560
2,080,971	Nuance Communications, Inc.(a)	31,630,759
2,101,504	PROS Holdings, Inc.(a)(b)	83,850,010

		567,865,727

	Consumer Related - 1.84%
819,237	Dolby Laboratories, Inc. - Class A(a)	31,589,779
734,768	DTS, Inc.(a)	17,619,737
210,521	Rovi Corp.(a)	4,145,158

		53,354,674

	Industrial Products & Systems - 29.97%
1,606,959	Balchem Corp.(b)	94,328,493
744,797	CARBO Ceramics, Inc.	86,791,195
2,964,402	Cognex Corp.	113,180,868
2,645,595	Diodes, Inc.(a)(b)	62,330,218
966,278	Dynamic Materials Corp.(b)	21,006,884
1,161,902	FEI Co.	103,827,563
1,465,257	FLIR Systems, Inc.	44,104,236
999,964	Geospace Technologies Corp.(a)(b)	94,826,586
1,493,577	Hittite Microwave Corp.(a)	92,198,508
1,100,177	Measurement Specialties, Inc.(a)(b)	66,769,742
2,227,722	Sun Hydraulics Corp.(b)	90,957,889

		870,322,182

	Information/Knowledge Management - 17.82%
1,931,654	American Software, Inc. - Class A(b)	19,065,425
2,556,686	Blackbaud, Inc.(b)	96,259,228
941,936	Manhattan Associates, Inc.(a)	110,658,641
3,399,114	Netscout Systems, Inc.(a)(b)	100,579,783
1,897,775	Quality Systems, Inc.	39,967,142
1,180,039	Tyler Technologies, Inc.(a)	120,517,383
1,939,719	Vocera Communications, Inc.(a)(b)	30,279,014

		517,326,616

	Medical/Health Care - 22.20%
1,833,580	Abaxis, Inc.(a)(b)	73,379,872
3,084,414	Accelrys, Inc.(a)(b)	29,425,310
762,699	Bruker Corp.(a)	15,078,559
3,035,101	Cantel Medical Corp.(b)	102,920,275
1,811,488	Incyte Corp., Ltd.(a)	91,715,637
1,942,258	Medidata Solutions, Inc.(a)	117,642,567
2,263,554	Meridian Bioscience, Inc.(b)	60,052,088
1,900,971	Quidel Corp.(a)(b)	58,720,994
1,012,415	Techne Corp.	95,845,328

		644,780,630

Shares		Value (Note 1)

COMMON STOCKS - 95.03% (continued)
	Miscellaneous - 3.64%
2,315,670	Neogen Corp.(a)(b)	$105,826,119

Total Common Stocks (Cost $1,450,771,738)		2,759,475,948

SHORT TERM INVESTMENTS - 3.77%
109,642,885	Fidelity Institutional Money Market Portfolio, 0.03%(c)	109,642,885

Total Short Term Investments (Cost $109,642,885)		109,642,885

Total Value of Investments (Cost $1,560,414,623) - 98.80%		2,869,118,833
Other Assets in Excess of Liabilities - 1.20%		34,755,295

Net Assets - 100.00%		$2,903,874,128

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2013.

Common Abbreviations:
Ltd. - Limited.

See Notes to Schedules of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.30%
	Bermuda - 2.60%
1,662	Invesco, Ltd.	$60,497
7,630	Nabors Industries, Ltd.	129,634

		190,131

	Canada - 4.19%
6,375	Canadian Natural Resources, Ltd.	215,691
6,338	Dominion Diamond Corp.(a)	90,811

		306,502

	Denmark - 1.99%
793	Novo Nordisk A/S, Class B	145,358

	Finland - 1.16%
1,872	Kone OYJ, Class B	84,470

	France - 5.83%
7,883	Flamel Technologies SA(a)(b)	63,458
1,993	Sanofi	211,446
1,237	Societe BIC SA	151,558

		426,462

	Germany - 5.14%
1,376	Bayerische Motoren Werke AG	161,319
1,848	Carl Zeiss Meditec AG	61,562
1,789	SAP AG	153,353

		376,234

	Hong Kong - 5.03%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,116
41,605	Esprit Holdings, Ltd.(a)	80,159
92,000	Kingdee International Software Group Co., Ltd.(a)	28,000
66,000	Kingsoft Corp., Ltd.	190,230
5,100	Ping An Insurance Group Co., Class H	45,677

		368,182

	Ireland - 7.75%
3,377	DCC PLC	166,031
3,375	ICON PLC(a)	136,384
1,374	Paddy Power PLC	117,194
130,516	Total Produce PLC	147,232

		566,841

	Israel - 1.31%
2,393	Teva Pharmaceutical Industries, Ltd.(b)	95,911

	Italy - 4.03%
10,794	Azimut Holding SpA	294,463

	Japan - 10.96%
6,600	Japan Tobacco, Inc.	214,338
8,700	Mitsubishi Estate Co., Ltd.	259,819

Shares		Value (Note 1)

COMMON STOCKS - 97.30% (continued)
	Japan - 10.96% (continued)
6,900	Rakuten, Inc.	$102,474
20,000	Sapporo Holdings, Ltd.	83,943
9,390	Yamaha Motor Co., Ltd.	140,614

		801,188

	Mexico - 1.59%
1,186	Fomento Economico Mexicano SAB de CV(b)	116,074

	Netherlands - 2.46%
6,299	Wolters Kluwer NV	179,767

	Singapore - 3.38%
89,000	Goodpack, Ltd.	137,525
83,424	UOB-Kay Hian Holdings, Ltd.	109,408

		246,933

	South Africa - 2.99%
4,423	Sasol, Ltd.(b)	218,717

	Spain - 2.15%
3,171	Grifols SA	151,658
158	Grifols SA, Class B	5,626

		157,284

	Sweden - 1.85%
1,356	Millicom International Cellular SA(c)	135,034

	Switzerland - 17.51%
51	Givaudan SA	72,837
48	Lindt & Spruengli AG, Non-Voting	216,364
2,260	Nestle SA	165,437
10,419	Nobel Biocare Holding AG	162,350
908	Roche Holding AG	253,656
346	The Swatch Group AG	228,650
1,563	Transocean, Ltd.	77,243
2,526	Tyco International, Ltd.	103,667

		1,280,204

	United Kingdom - 14.92%
28,561	BAE Systems PLC	205,737
4,847	Carnival Corp.	194,704
5,782	Diageo PLC	191,495
44,330	Man Group PLC	62,397
196,610	Management Consulting Group PLC	83,836
16,304	Reed Elsevier PLC	242,719
10,177	UBM PLC	110,554

		1,091,442

	United States - 0.46%
838	The ADT Corp.	33,914

Total Common Stocks (Cost $4,277,633)		7,115,111

Shares		Value (Note 1)

SHORT TERM INVESTMENTS - 2.90%
212,308	Dreyfus Cash Management Institutional Shares, 0.04%(d)	$212,308

Total Short Term Investments (Cost $212,308)		212,308

Total Value of Investments (Cost $4,489,941) - 100.20%		7,327,419
Liabilities in Excess of Other Assets - (0.20)%		(14,608)

Net Assets - 100.00%		$7,312,811

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Swedish Depositary Receipt.
(d)	Represents 7 day effective yield at December 31, 2013.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Sweden, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SpA - Societa‘ Per Azioni is an Italian shared company. (Italy)

See Notes to Schedules of Investments.

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of December 31, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.89%
	Consumer Discretionary - 25.72%
33,892	BorgWarner, Inc.	$1,894,902
19,885	Coach, Inc.	1,116,145
43,521	Dick’s Sporting Goods, Inc.	2,528,570
29,208	Guess?, Inc.	907,493
27,323	Lululemon Athletica, Inc.(a)	1,612,877
35,143	Michael Kors Holdings, Ltd.(a)	2,853,260
1,416	NVR, Inc.(a)	1,452,830
94,855	PulteGroup, Inc.	1,932,196
48,896	Toll Brothers, Inc.(a)	1,809,152
31,877	Tractor Supply Co.	2,473,018
16,316	Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,574,820

		20,155,263

	Consumer Staples - 2.19%
26,073	Elizabeth Arden, Inc.(a)	924,288
11,686	Monster Beverage Corp.(a)	791,960

		1,716,248

	Energy - 5.93%
38,285	Cameron International Corp.(a)	2,279,106
20,282	CARBO Ceramics, Inc.	2,363,462

		4,642,568

	Financials - 6.98%
54,781	Stifel Financial Corp.(a)	2,625,106
33,959	T. Rowe Price Group, Inc.	2,844,745

		5,469,851

	Health Care - 21.10%
106,250	Allscripts Healthcare Solutions, Inc.(a)	1,642,625
28,010	Covance, Inc.(a)	2,466,561
20,708	Jazz Pharmaceuticals PLC(a)	2,620,804
106,789	MedAssets, Inc.(a)	2,117,626
37,702	Meridian Bioscience, Inc.	1,000,234
37,568	Myriad Genetics, Inc.(a)	788,177
29,717	PAREXEL International Corp.(a)	1,342,614
23,449	Shire PLC(b)	3,313,109
12,414	Waters Corp.(a)	1,241,400

		16,533,150

	Industrials - 14.90%
25,670	FEI Co.	2,293,871
20,286	JB Hunt Transport Services, Inc.	1,568,108
68,258	MasTec, Inc.(a)	2,233,402
20,530	MSC Industrial Direct Co. - Class A	1,660,261
96,856	Quanta Services, Inc.(a)	3,056,775
7,406	Stericycle, Inc.(a)	860,355

		11,672,772

	Information Technology - 17.65%
54,429	Akamai Technologies, Inc.(a)	2,567,960

Shares		Value (Note 1)

COMMON STOCKS - 98.89% (continued)
	Information Technology - 17.65% (continued)
24,388	ANSYS, Inc.(a)	$2,126,634
29,586	Blackbaud, Inc.	1,113,913
59,160	Diodes, Inc.(a)	1,393,810
10,799	FactSet Research Systems, Inc.	1,172,555
63,092	NetApp, Inc.	2,595,605
82,482	Trimble Navigation, Ltd.(a)	2,862,125

		13,832,602

	Materials - 4.42%
22,663	Ecolab, Inc.	2,363,071
37,448	General Cable Corp.	1,101,346

		3,464,417

Total Common Stocks (Cost $54,280,362)		77,486,871

SHORT TERM INVESTMENTS - 1.18%
927,837	Dreyfus Cash Management Institutional Shares, 0.04%(c)	927,837

Total Short Term Investments (Cost $927,837)		927,837

Total Value of Investments (Cost $55,208,199) - 100.07%		78,414,708
Liabilities in Excess of Other Assets - (0.07)%		(55,646)

Net Assets - 100.00%		$78,359,062

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2013.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (United States & United Kingdom)

See Notes to Schedules of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), the Brown Capital Management International Equity Fund (“International Equity Fund”), and the Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of the Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of The Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on July 23, 1992. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently redesignated as of December 1, 2011, as the “Investor Shares”.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2013:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,759,475,948	$—	$—	$2,759,475,948
Short Term Investments	109,642,885	—	—	109,642,885

Total	$2,869,118,833	$—	$—	$2,869,118,833

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks
Hong Kong	$344,066	$—	$24,116	$368,182
All Other Countries	6,746,929	—	—	6,746,929
Short Term Investments	212,308	—	—	212,308

Total	$7,303,303	$—	$24,116	$7,327,419

Mid-Cap Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$77,486,871	$—	$—	$77,486,871
Short Term Investments	927,837	—	—	927,837

Total	$78,414,708	$—	$—	$78,414,708

*See Schedule of Investments for industry/country classifications

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International Equity Fund:

					Net change in
					unrealized
					appreciation included
					in the Statements of
	Balance			Balance	Operations
	as of		Change in	as of	attributable to Level 3
Investments in	March 31,		Unrealized	December 31,	investments held at
Securities at value	2013	Realized Gain	Appreciation	2013	December 31, 2013

Common Stocks	$24,090	$—	$26	$24,116	$26

Total	$24,090	$—	$26	$24,116	$26

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2013, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

	Share				Share
	Balances				Balances	Market Value		Realized
	at April 1,				at December 31,	at December 31,		Gains
Security Name	2013	Purchases		Sales	2013	2013	Dividends	(Losses)

Abaxis, Inc.	1,340,020	493,560		—	1,833,580	$73,379,872	$—	$—
Accelrys, Inc.	3,084,414	—		—	3,084,414	29,425,310	—	—
American Software, Inc. - Class A	1,931,654	—		—	1,931,654	19,065,425	193,165	—
Balchem Corp.	1,297,694	309,265		—	1,606,959	94,328,493	—	—
Blackbaud, Inc.	1,820,932	735,754		—	2,556,686	96,259,228	815,819	—
Cantel Medical Corp.	1,779,984	1,255,117	*	—	3,035,101	102,920,275	112,299	—
Diodes, Inc.	1,821,151	824,444		—	2,645,595	62,330,218	—	—
Dynamic Materials Corp.	966,278	—		—	966,278	21,006,884	115,953	—
Geospace Technologies Corp.	443,105	556,859		—	999,964	94,826,586	—	—
Measurement Specialties, Inc.	1,110,752	—		(10,575)	1,100,177	66,769,742	—	346,188
Meridian Bioscience, Inc.	1,799,105	464,449		—	2,263,554	60,052,088	1,113,735	—
Neogen Corp.	1,386,218	929,452	**	—	2,315,670	105,826,119	—	—
Netscout System	2,436,881	962,233		—	3,399,114	100,579,783
NIC, Inc.	3,947,566	389,087		—	4,336,653	107,852,560	—	—
PROS Holdings, Inc.	2,022,964	78,540		—	2,101,504	83,850,010	—	—
Quidel Corp.	937,969	963,002		—	1,900,971	58,720,994	—	—
Sun Hydraulics Corp.	1,745,635	482,087		—	2,227,722	90,957,889	646,710	—
Vocera Communications, Inc.	1,442,522	699,394		(202,197)	1,939,719	30,279,014	—	(1,949,721)

TOTAL	31,314,844	6,958,674		(212,772)	40,245,315	$1,298,430,490	$2,997,681	$(1,603,533)

* 3 for 2 stock split on July 15, 2013 to account for 1,011,700 shares of the 1,255,117 total purchased shares.
** 3 for 2 stock split on December 31, 2013 to account for 771,890 shares of the 929,452 total purchased shares.

2. FEDERAL INCOME TAX

At December 31, 2013, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$1,348,411,521	$2,804,550	$24,083,899
Unrealized (Depreciation)	(39,707,311)	(163,299)	(983,551)

Net Unrealized Appreciation	1,308,704,210	2,641,251	23,100,348

Cost of investments for income tax purposes	1,560,414,623	4,703,683	55,314,360

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: February 28, 2014

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: February 28, 2014